Document and Entity Information	May 02, 2017
Prospectus:
Document Type	497
Document Period End Date	May 02, 2017
Registrant Name	MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Central Index Key	0000860720
Amendment Flag	false
Document Creation Date	May 02, 2017
Document Effective Date	May 02, 2017
Prospectus Date	May 01, 2017
Morgan Stanley European Equity Fund Inc. | A
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B
Prospectus:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | Class C
Prospectus:
Trading Symbol	MSEEX